MSS SERIES TRUST

One Rock Fund

Ticker: ONERX(the “Fund”)

SUPPLEMENT DATED OCTOBER 28, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 31, 2025

Houston Wrona has been added as a portfolio manager for the Fund.

The disclosure following the paragraph heading “PORTFOLIO MANAGER” on the Summary Prospectus and on page 5 of the Prospectus is revised as follows:

Jeffrey Wrona - has been the portfolio manager of the Fund since its inception in March 2020. He founded Wrona Investment Management, LLC in 2019 and serves as the firm's President, Portfolio Manager, and CCO.

Houston Wrona – has been a portfolio manager of the Fund since September 2025. He serves as the firm’s Portfolio Manager and Research Analyst.

In the section entitled “PORTFOLIO MANAGER” on page 9 of the Prospectus,  Houston Wrona’s biography is added as follows:

Houston Wrona has been a portfolio manager of the Fund since September 2025. He joined Wrona Investment Management, LLC in July 2024. Please refer to the SAI for additional information about the Mr. Wrona’s compensation, other accounts managed and ownership of shares of the Fund.

The first sentence in the section entitled “Portfolio Manager” on page 23 of the SAI is revised as follows:

Jeffrey Wrona and Houston Wrona are the portfolio managers responsible for the day-to-day management of the Fund.

Under Jeffrey Wrona’s account managed information table in the section entitled “Portfolio Manager” on page 23 of the SAI, the following table is added:

As of  September 30, 2025, Houston Wrona also is responsible for the management of the following other types of accounts:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

In the first sentence in the section entitled “Portfolio Manager” on page 24 of the SAI is revised as follows:

The Adviser has not identified any material conflicts between the Fund and other accounts managed by Jeffrey Wrona and Houston Wrona.

Under Jeffrey Wrona’s “Dollar Range of Equity Securities in the One Rock Fund” table in the section entitled “Portfolio Manager” on page 24 of the SAI, the following is added:

The following table shows the dollar range equity securities beneficially owned by the portfolio manager of the Fund as of September 19, 2025.

Name of Portfolio Manager	Dollar Range of Equity Securities in the One Rock Fund
Houston Wrona	$50,001-100,000

* * * * *

You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, dated March 31, 2025. These documents are available upon request and without charge by calling the Fund at 1-800-564-3899 or by writing to the Fund at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4031.

Please retain this Supplement for future reference.